Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2015
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of consolidated financial information of the VIEs
	As of June 30
	2014	2015
	RMB	RMB
Total assets	51,734	59,255
Total liabilities	85,346	60,413
Payable to third parties	42,651	34,997
Payable to inter-company entities*	42,695	25,416

	For The Year Ended June 30
	2013	2014	2015
	RMB	RMB	RMB
Net revenue	119,322	96,275	63,367
Net income	15,365	37,909	41,421
Inter-company payable/(receivable) forgiveness*	-	7,680	44,727
Inter-company dividends received**	-	24,900	-
Net income/(loss) from third parties	15,365	5,329	(3,306)

	For The Year Ended June 30
	2013	2014	2015
	RMB	RMB	RMB
Net increase/(decrease) in cash and cash equivalents	33,324	(14,358)	1,680

*	All inter-company transactions and balances have been eliminated upon consolidation.

**	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.